EMPLOYEE BENEFITS - Sensitivity of Defined Benefit Obligation (Details) - Actuarial assumption of discount rates - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Changes in assumption of 1% discount rate	€ (1,647)	€ (1,771)
Changes in assumption of -1% discount rate	€ 1,891	€ 2,036